Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Loss Per Share Tables
Computation of basic and diluted earnings (loss) per share

The computation of basic and diluted earnings (loss) per share as follows for years ended December 31, 2015 and 2014:

	Year ended
	December 31,
	2015	2014

Numerator- net loss available to common stockholders	$(29,504)	$(32,706)

Denominator- weighted average number of common shares outstanding	34,548,368	34,548,368

Dilutive common stock equivalents- stock options	-	-

Denominator- weighted average number of fully diluted common shares outstanding	34,548,368	34,548,368

Basic loss per common share	$(0.00)	$(0.00)

Diluted loss per common share	$(0.00)	$(0.00)